Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Schedule Of Property Plant And Equipment

	2016	2015
Land	$9,992	$9,864
Buildings and improvements	5,133	5,896
Furniture and fixtures	11,998	10,587
Operating equipment	788,989	783,732

Total property and equipment	816,112	810,079

Accumulated depreciation	(403,104)	(379,869)

Property and equipment — net	$413,008	$430,210